Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

Share Issuance

On April 14, 2025, the Company issued 187,500 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended March 31, 2025.

RSU Amendments

On May 1, 2025, the Company’s board of directors approved an amendment to the vesting schedule of certain RSUs previously granted to certain directors and officers of the Company under the Company’s amended and restated restricted stock unit incentive plan (the “RSU Plan”) on November 2, 2022, July 4, 2023 and March 13, 2024, such that an aggregate of 5,562,419 RSUs granted to such directors, officers and employees will now vest on June 1, 2025 rather than on May 1, 2025. All other terms of such RSUs remain the same.

20. Subsequent events

Share Issuance

On January 8, 2025, the Company issued 1,053,335 shares of common stock to satisfy $120,000 owed to a certain service provider of the Company as of December 31, 2024.

On January 14, 2025, the Company issued 7,392,859 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended December 31, 2024.

On January 27, 2025, the Company issued 672,450 shares of common stock in connection with settlement of RSUs.

On January 29, 2025, the Company issued 621,500 shares of common stock to satisfy $60,000 owed to a certain service provider of the Company as of December 31, 2024.

On March 13, 2025, the Company’s board of directors approved an amendment to the vesting schedule of certain RSUs previously granted to certain directors and officers of the Company under the Company’s amended and restated restricted stock unit incentive plan (the “RSU Plan”) on November 2, 2022, July 4, 2023 and March 13, 2024, such that an aggregate of 5,562,419 RSUs granted to such directors, officers and employees will now vest on May 1, 2025 rather than on March 13, 2025 or March 31, 2025, as applicable. All other terms of such RSUs remain the same.

Warrant Issuance

On January 7, 2025, in connection with the Silver Loan, the Company issued 100,397 Bonus Warrants to Monetary Metals. Each such warrant will entitle the holder to acquire one share of common stock of the Company at an exercise price of C$0.15. Each such warrant is exercisable until August 8, 2027.

Debt Facility

On January 17, 2025, the Company drew $5,000,000 on the debt facility.

On January 31, 2025, the Company drew the final $6,000,000 on the debt facility.

As consideration for Sprott advancing $11,000,000 of the debt facility, the Company granted a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey. A 0.70% rate will apply to claims outside of these areas.

Unsecured Promissory Note

On March 21, 2025, the company closed an unsecured promissory note for an aggregate principal amount of up to $3,400,000 (the “Note”) to ensure sufficient short-term funding to keep the Project on track while the Private Placements close. The Note will bear interest at 12% per annum, with such interest being capitalized and added to the principal amount outstanding under the Note monthly. The Note will be available in multiple advances, at the discretion of Teck, and is payable on demand from Teck. On March 21, 2025, the Company received $763,000 advance from Teck. On March 25, 2025, the Company received $2,325,000 advance from Teck. As of March 28, 2025, the principal outstanding on the unsecured promissory note is $3,088,000.

Restricted Cash

During the year end December 31, 2024, the Company made a $3,000,000 payment to the EPA bringing the principal of the cost recovery liability to $14,000,000. As a result of this payment the Company’s letter of credit requirement decreased by $1,500,000 and the restricted cash balance (utilized as collateral for letters of credit) decreased by the same amount from $4,475,000 as of December 31, 2024, to $2,975,000 on January 20, 2025.

Restructuring of Outstanding Debt alongside up to $45,000,000 Equity Financing and Provision of New Standby Facility

In March 2025, the Company announced a restructuring of outstanding debt alongside an equity financing of up to $45,000,000 and a new standby facility agreement for $10,000,000. The planned brokered private placement equity offering for minimum aggregate gross proceeds of $10,000,000 (C$14,370,000), and up to maximum aggregate gross proceeds of $15,000,000 (C$21,555,000) (the “Brokered Offering”). Teck has agreed to contribute, through a non-brokered private placement, $2 for every $1 raised through the Brokered Offering in aggregate, with a minimum lead order of $6,600,000 and total gross proceeds of up to $30,000,000 (C$43,110,000)1 (collectively, the “Non-Brokered Offering” and together with the Brokered Offering, the “Private Placements”), subject to shareholder approval, closing of the debt restructuring transactions and other customary closing conditions. Proceeds will be used to support the construction, start-up, and ramp-up of the Project. In connection with the Non-Brokered Offering, the Company and Teck have amended the subscription agreement dated March 5, 2025, to, among other things, amend the closing condition thereunder requiring the Company to raise aggregate gross proceeds of at least $20,000,000 under the Brokered Offering to a minimum of at least $10,000,000.

In accordance with the TSX-V policies, the approval of the Company’s stockholders will be required with respect to Teck becoming a Control Person (over 20% ownership in the Company). In lieu of a special meeting of its stockholders, the Company intends to obtain the written consent of disinterested stockholders holding more than 50% of the current issued and outstanding Common Shares (the “Stockholder Consent”), which Stockholder Consent will exclude any votes held by Teck and its Affiliates or Associates (each as defined in the TSX-V policies).

Also in connection with the Non-Brokered Offering, the Company and its wholly-owned subsidiary Silver Valley Metals Corp. (“Silver Valley”) announced its intention to enter into a standby facility agreement with Teck (or an affiliate thereof) pursuant to which, among other things, Teck will provide an uncommitted revolving standby prepayment facility of up to $10,000,000 to the Company (the “SP Facility”), which will be available to the Company until the earlier of (i) June 30, 2028, and (ii) the date on which the Project hits 90% of name plate capacity or the date on which the Company is cash positive for a quarter, unless terminated earlier by Teck. The SP Facility will bear interest at a to-be-agreed-basis per annum, calculated and capitalized quarterly.

The Company announced its intention to restructure, either directly or indirectly, its existing debt financing package with Sprott Streaming and certain other creditors on the following principal terms:

a.	the amendment and restatement of the Series 1 secured convertible debentures in the aggregate principal amount of $6,000,000 (collectively, the “Series 1 CDs”) previously issued to Sprott Streaming and certain other creditors, maturing on March 31, 2028, pursuant to which, among other things, (i) the rate of interest of the Series 1 CDs will be reduced from 7.5% to 5.0% per annum, (ii) the current conversion price, being the U.S. dollar equivalent of C$0.30 per Common Share, will be reduced to equal the Offering Price, and (iii) certain prepayment and conversion terms will be amended;
b.	the amendment and restatement of the Series 2 secured convertible debentures in the aggregate principal amount of $15,000,000 (collectively, the “Series 2 CDs”) previously issued to Sprott Streaming, maturing on March 31, 2029, pursuant to which, among other things, (i) the rate of interest of the Series 2 CDs will be reduced from 10.5% to 5.0% per annum, (ii) the current conversion price, being the U.S. dollar equivalent of C$0.29 per Common Share, will be reduced to equal the Offering Price, and (iii) certain prepayment and conversion terms will be amended;

[1]Based on a USD/CAD exchange rate of 1.4370 as published by the Bank of Canada on March 5, 2025.

c.	the exchange of a $46,000,000 multi-metals stream previously entered into with Sprott Streaming, which currently applies to up to 10% of payable metals sold from the Project and expires on June 23, 2063 (the “Stream”), for the Series 3 CDs, the Sprott Tranche II Shares and the Third Royalty referred to and defined below under paragraph (A) below;
d.	the cancellation of the royalty put option previously granted to Sprott Streaming, pursuant to which, among other things, upon the occurrence of an event of default under any of the Series 1 CDs and the Series 2 CDs, Sprott Streaming may require the Company to purchase the First Royalty (as defined below);
e.	the amendments of certain royalty interests granted to Sprott Streaming (collectively, the “First Royalty”), currently applying to certain primary, residual and other claims comprising the Project (with the royalty percentage being between 1.35% to 1.85% based on the type of claim), pursuant to which, among other things, the First Royalty will be consolidated into one 1.85% life-of-mine gross revenue royalty applying to both primary and secondary claims comprising the Project, which will also include additional surface and mineral rights recently acquired by the Company or Silver Valley, as applicable; and
f.	the amendment and restatement of the loan agreement with respect to the existing senior secured credit facility in the aggregate principal amount of $21,000,000 advanced by Sprott Streaming (the “Debt Facility”), maturing on June 30, 2030 and secured by first-ranking interests and charges on all of the property and assets of the Company and its wholly-owned subsidiary Silver Valley Metals Corp., pursuant to which (i) the sliding scale royalty payable in connection with advances thereunder (the “Second Royalty Amendments”) will be fixed at 1.5% for both the primary and secondary claims comprising the Project and (ii) the Company’s royalty buyback option thereunder will be cancelled; the foregoing amendments will also be reflected in an amendment to the additional royalty granted to Sprott in connection with the Debt Facility,
g.	the Company and Monetary Metals Bond III LLC (together with its affiliates, “Monetary Metals”) enter into an amending agreement to the note purchase agreement dated August 8, 2024, as previously by amended by a first amending agreement dated November 11, 2024 (the “MM NPA”), the parties intend to, among other things, (i) reduce the interest rate payable on advances under the existing loan by Monetary Metals to Silver Valley Metals Corp., a wholly-owned subsidiary of the Company, in the aggregate principal amount equal to the U.S. dollar equivalent of up to 1,200,000 troy ounces of silver (the “Silver Loan”) from 15% to 13.5%; (ii) clarify the calculation of the cash flow sweep; (iii) extend the availability date for advances of the Silver Loan from January 31, 2025 to June 30, 2025; and (v) in connection with any advances of the Silver Loan, to provide for the issuance of bonus warrants (“Bonus Warrants”) in such number and on such terms as to be agreed upon between the parties before issuance and subject to prior approval from the TSX-V (however, in any event, the aggregate number of Bonus Warrants issued to Monetary Metals under the Silver Loan will not exceed the maximum amount of 3,000,000 allowable under the MM NPA).

In consideration for, and in connection with, the Debt Amendments, the Company intends to, either directly or indirectly:

a.	in consideration for the exchange of the Stream pursuant to the terms of a recapitalization agreement to be entered into among the Company, Teck, and Sprott Streaming, (i) issue to Sprott Streaming, on a private placement basis, two senior secured Series 3 convertible debentures in the aggregate principal amount of $4,000,000 (the “Series 3 CDs”) which, once issued, will (a) mature on June 30, 2030, (b) bear interest at an accrued rate of 5.0%, which interest shall be capitalized until the beginning of 2028 or an event of default, and (c) otherwise have terms substantially similar to the terms of the Series 1 CDs, (ii) issue up to 200,000,000 Common Shares at the Offering Price (“Sprott Tranche II Shares”) and (iii) grant Sprott Streaming an additional 1.65% life-of-mine gross revenue royalty on both the primary and secondary claims comprising the Project (the “Third Royalty”);
b.	enter into a debt settlement agreement with Sprott Streaming, pursuant to which, among other things, Sprott Streaming will convert $6,000,000 outstanding under the Debt Facility, together with all accrued and unpaid interest thereon, in consideration of up to 58,142,857 Common Shares at the Offering Price (“Sprott Tranche I Shares”) and the Second Royalty Amendments (the “Sprott Loan Conversion”);
c.	enter into an amended and restated intercreditor agreement with, among others, the Company, Teck, Monetary Metals and Sprott Streaming pursuant to which certain payment terms under the First Royalty, the Second Royalty Amendment, Third Royalty, the Series 1CDs, the Series 2 CDs, the Series 3 CDs and the Debt Facility will be waived, restricted or otherwise revised during the term in which the Company has any outstanding obligations owing under the SP Facility;

The Company is unable to predict the outcome of these financing transactions or any future financing or strategic transactions that we may pursue or whether any such efforts will be successful. There can be no assurance that these financing transactions will close as anticipated. In addition, our ability to complete these financing transactions and any future financing or strategic transactions depends on a number of factors, including the state of the global commodity, credit and equity markets. If we are unable to complete these financings transactions, complete new capital transactions or obtain additional financings on acceptable terms or at all, we will face significant liquidity challenges. Refer to Part I, Item 1.A “Risk Factors” for a discussion of additional risks relating to our liquidity.